Segment - Schedule of Operation (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023
Schedule of Operation [Abstract]
Revenue, net	$ 6,421,371	$ 6,989,746	$ 25,165,733	$ 19,492,606
Less: Cost of goods sold	4,656,799	5,464,113	19,277,786	14,969,683
Gross Profit	$ 1,764,572	$ 1,525,633	$ 5,887,947	$ 4,522,923